Segment Reporting	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17 – SEGMENT REPORTING

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (the “CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM, reviews operation results by locations. Based on management’s assessment, the Company has determined that it has two operating segments, China and the United States and others.

The following table presents the segment information for the six months ended June 30, 2024 and 2023, respectively:

	For the Six Months Ended June 30, 2024
	China	United States and others	Total
Revenue	$6,501,871	$1,040,811	$7,542,682
Cost of revenue	3,439,202	976,205	4,415,407
Gross profit	$3,062,669	$64,606	$3,127,275
Net income (loss)	$580,118	$(556,706)	$23,412
Interest (expense) income, net	$(68,319)	$43,041	$(25,278)
Provision for income tax	$64,865	$-	$64,865
Depreciation	$237,245	$208,542	$445,787
Capital expenditures	$29,081	$5,187	$34,268

	For the Six Months Ended June 30, 2023
	China	United States	Total
Revenue	$7,011,172	$1,800,115	$8,811,287
Cost of revenue	3,461,864	1,016,852	4,478,716
Gross profit	$3,549,308	$783,263	$4,332,571
Net income (loss)	$1,271,801	$(987,041)	$284,760
Interest (expense) income, net	$(7,522)	$21,529	$14,007
Provision for income tax	$2,880	$-	$2,880
Depreciation and amortization	$219,282	$183,502	$402,784
Capital expenditures	$96,835	$1,255,187	$1,352,022

	June 30, 2024	December 31, 2023
Total assets:
China	$16,771,726	$12,954,728
United States	21,951,991	25,479,568
Total assets	$38,723,717	$38,434,296

Total liabilities:
China	$18,482,014	$14,860,078
United States	8,187,728	11,559,862
Total liabilities	$26,669,742	$26,419,940